Acquisitions - Preliminary Estimate of the Fair Values of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Millions		1 Months Ended	9 Months Ended
	Dec. 29, 2013	Feb. 28, 2015	Oct. 02, 2016	Sep. 27, 2015	Jan. 03, 2016	Dec. 28, 2014
Fair value of consideration transferred:
Cash consideration			$ 58.5	$ 104.0
Working capital adjustment	$ 3.5
Liabilities assumed, at fair market value:
Goodwill	$ 8.6		$ 66.1		$ 48.0	$ 11.4
Shemin
Fair value of consideration transferred:
Cash consideration		$ 57.8
Working capital adjustment		(0.1)
Net consideration transferred		57.7
Assets acquired, at fair market value:
Cash and cash equivalents		2.3
Accounts receivable		5.7
Inventory		9.3
Deferred tax assets		3.5
Prepaid expenses and other current assets		2.2
Total current assets		23.0
Property and equipment		9.9
Intangible assets		27.2
Other assets		1.3
Total assets		61.4
Liabilities assumed, at fair market value:
Accounts payable		6.1
Accrued liabilities		6.7
Deferred tax liabilities		12.0
Total liabilities assumed		24.8
Identifiable net assets acquired		36.6
Goodwill		21.1
Net assets acquired		$ 57.7